Stockholders' Equity, Net Assets (Details) - MXN ($)		12 Months Ended
	Mar. 08, 2024	Dec. 31, 2023
Net assets [Abstract]
Net assets, contributions		$ 0
Net assets, capital reimbursement		$ 0
Murano P.V. [Member]
Net assets [Abstract]
Net assets, capital reimbursement	$ 16,363,928